Notes Receivable - Related Party	10 Months Ended
Oct. 31, 2013
Notes Receivable - Related Party [Abstract]
Notes Receivable - Related Party
Note 4 – Notes Receivable – Related Party

Hydrocarb Energy Corporation Note Receivable

During September 2012, in conjunction with the farmout of the Namibia concession (See Note 3.), Hydrocarb Energy Corporation entered into a Consulting Services Agreement with the Company (the "Consulting Agreement"). The Consulting Agreement obligated Hydrocarb Energy Corporation to pay us a consulting fee (the "Fee") of $2,400,000 as follows:

(a) $800,000 on September 6, 2012, which was 15 days from the date that the Minister of Mines and Energy consented to the assignment of 39% working interest in the Namibian concession to Hydrocarb Energy Corporation, and

(b) $1,600,000 note payable, with principal payments of $800,000 each due on August 7, 2013 and August 7, 2014.

Interest accrued on the principal amount at the rate of 5% per annum, calculated semi-annually and payable in arrears. At Hydrocarb Energy Corporation's sole discretion, it could pay the first tranche of the Fee and principal associated with the note payable using Hydrocarb Energy Corporation common stock. Hydrocarb Energy Corporation was required to pay a late fee of 10% per quarter for any outstanding balance of the Fee under the Consulting Agreement which will commence 30 calendar days from the date that the Fee or portion of the Fee is due, which by the terms of the Consulting Agreement may only be paid in cash.

In October 2013, Hydrocarb Energy Corporation settled the then-outstanding $2,400,000 Fee, $480,000 of penalty income and $73,630 of interest and late fees associated with the receivable and $635,937 of joint interest billings owed to us by the issuance of 1,859,879 shares of Hydrocarb Energy Corporation common stock. The shares were valued at $3,589,567 which was the basis of the obligations settled. No gain or loss was recognized on the settlement. In addition, $25,000 of the related interest and fees was settled in cash.

Note Receivable

On September 6, 2013, we sold 575,000 shares of common stock of Hydrocarb Energy Corporation to an employee of the Company in exchange for a note receivable in the amount of $1,000,000. The note is non-interest bearing and is payable only upon the sale of the common stock to a third party or Hydrocarb Energy Corporation stock being listed on either the NASDAQ or NYSE stock exchanges. We will receive 95% of the proceeds up to $1,000,000 if the underlying stock is sold to a third party. Within 90 days of Hydrocarb Energy Corporation stock being listed on a major stock exchange, we will receive up to $1,000,000. Due to the terms of this arrangement, we determined that the gain on sale of this stock was contingent on the sales price at the time it is sold, and therefore represented a contingent gain.  Consequently, we recorded a deferred gain of $177,750.  (See Note 2 for additional discussion.)